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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		2

Form 13F Information Table Entry Total:        66

Form 13F Information Table Value Total: $ 160,695
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-____________		Forum Securities (UK) Ltd
     ___    28-14127_______		FSX Securities Canada, Inc.

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------            -------- --------- -------- -------------------- ---------- -------- --------------------
                              TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
----------------------------  -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

ALEXANDRIA REAL ESTATE EQUITY	COM	015271109     800    11,537	SH	SOLE				  11,537
AMERICAN CAMPUS COMMUNITIES	COM	024835100     716    15,512	SH	SOLE				  15,512
AVALONBAY COMMUNITIES INC	COM	053484101   1,769    13,048	SH	SOLE				  13,048
BOSTON PROPERTIES INC		COM	101121101   2,125    20,086	SH	SOLE				  20,086
CAMDEN PROPERTY TRUST		COM	133131102     820    12,020	SH	SOLE				  12,020
CORPORATE OFFICE PROPERTIES	COM	22002T108     380    15,200	SH	SOLE				  15,200
CUBESMART			COM	229663109     420    28,800	SH	SOLE				  28,800
DIGITAL REALTY TRUST INC	COM	253868103   1,278    18,830	SH	SOLE				  18,830
EQUITY ONE INC			COM	294752100     525    25,000	SH	SOLE				  25,000
EQUITY RESIDENTIAL		COM	29476L107   1,336    23,578	SH	SOLE				  23,578
ESSEX PROPERTY TRUST INC	COM	297178105     843     5,746	SH	SOLE				   5,746
FEDERAL REALTY INVS TRUST	COM	313747206   1,222    11,743	SH	SOLE				  11,743
GLIMCHER REALTY TRUST		COM	379302102     937    84,531	SH	SOLE				  84,531
HCP INC				COM	40414L109   2,247    49,765	SH	SOLE				  49,765
HOST HOTELS & RESORTS INC	COM	44107P104     959    61,216	SH	SOLE				  61,216
KILROY REALTY CORP		COM	49427F108     956    20,178	SH	SOLE				  20,178
KIMCO REALTY CORP		COM	49446R109   1,002    51,886	SH	SOLE				  51,886
PROLOGIS INC			COM	74340W103   2,078    56,934	SH	SOLE				  56,934
PUBLIC STORAGE			COM	74460D109   1,886    13,009	SH	SOLE				  13,009
SIMON PROPERTY GROUP INC	COM	828806109   5,001    31,635	SH	SOLE				  31,635
SL GREEN REALTY CORP		COM	78440X101   1,375    17,937	SH	SOLE				  17,937
STAG INDUSTRIAL INC		COM	85254J102   1,055    58,700	SH	SOLE				  58,700
STARWOOD HOTELS & RESORTS	COM	85590A401   1,081    18,842	SH	SOLE				  18,842
STRATEGIC HOTELS & RESORTS	COM	86272T106     412    64,400	SH	SOLE				  64,400
SUNSTONE HOTEL INVESTORS INC	COM	867892101     608    56,772	SH	SOLE				  56,772
TANGER FACTORY OUTLET CENTER	COM	875465106     978    28,611	SH	SOLE				  28,611
THE MACERICH CO			COM	554382101   1,254    21,501	SH	SOLE				  21,501
UDR INC				COM	902653104     533    22,400	SH	SOLE				  22,400
VENTAS INC			COM	92276F100   2,622    40,507	SH	SOLE				  40,507
VORNADO REALTY TRUST		COM	929042109   1,196    14,941	SH	SOLE				  14,941



ALEXANDRIA REAL ESTATE EQUITY	COM	015271109   1,236   17,834	SH 	OTHER	    1		  17,834   -
AMERICAN CAMPUS COMMUNITIES	COM	024835100   2,560   55,496	SH 	OTHER	    2		  35,954   -
AVALONBAY COMMUNITIES INC	COM	053484101   6,783   50,022	SH  	OTHER	    2		  33,760   16,262
BOSTON PROPERTIES INC		COM	101121101   7,318   69,164	SH  	OTHER	    2		  49,136   20,028
CAMDEN PROPERTY TRUST		COM	133131102   3,668   53,788	SH  	OTHER	    2		  34,005   19,783
CORPORATE OFFICE PROPERTIES	COM	22002T108   1,221   48,900	SH 	OTHER	    2		  33,200   15,700
CUBESMART			COM	229663109   1,460  100,200	SH  	OTHER	    2		  70,600   29,600
DIGITAL REALTY TRUST INC	COM	253868103   4,385   64,589	SH  	OTHER	    2		  43,479   21,110
DOUGLAS EMMETT INC		COM	25960P109     281   12,056	SH 	OTHER	    1		  12,056   -
EQUITY ONE INC			COM	294752100   2,090   99,476	SH  	OTHER	    2		  61,524   37,952
EQUITY RESIDENTIAL		COM	29476L107   2,559   45,151	SH  	OTHER	    1		  45,151   -
ESSEX PROPERTY TRUST INC	COM	297178105   3,398   23,167	SH  	OTHER	    2		  15,778    7,389
FEDERAL REALTY INVS TRUST	COM	313747206   3,780   36,333	SH 	OTHER	    2		  27,252    9,081
GLIMCHER REALTY TRUST		COM	379302102   3,108  280,239	SH  	OTHER	    2		 183,007   97,232
HCP INC				COM	40414L109   3,840   85,035	SH  	OTHER	    1		  85,035   -
HIGHWOODS PROPERTIES INC	COM	431284108     255    7,614	SH  	OTHER	    1		   7,614   -
HOST HOTELS & RESORTS INC	COM	44107P104   3,153  201,199	SH  	OTHER	    2		 145,894   55,305
KILROY REALTY CORP		COM	49427F108   3,366   71,063	SH 	OTHER	    2		  48,940    2,123
KIMCO REALTY CORP		COM	49446R109   1,558   80,663	SH  	OTHER	    1		  80,663   -
LASALLE HOTEL PROPERTIES	COM	517942108     225    8,870	SH 	OTHER	    1		   8,870   -
MISSION WEST PROPERTIES INC	COM	605203108   1,315  144,300	SH 	OTHER	    2		  54,000   90,300
PROLOGIS INC			COM	74340W103   6,952  190,526	SH  	OTHER	    2		 131,910   58,616
PUBLIC STORAGE			COM	74460D109   6,532   45,063	SH 	OTHER	    2		  31,736   13,327
REGENCY CENTERS CORP		COM	758849103     202    4,282	SH 	OTHER	    1		   4,282   -
SL GREEN REALTY CORP		COM	78440X101   4,940   64,450	SH 	OTHER	    2		  45,494   18,956
SIMON PROPERTY GROUP INC	COM	828806109  15,926  100,738	SH  	OTHER	    2		  70,675   30,063
STAG INDUSTRIAL INC		COM	85254J102   3,695  205,624	SH 	OTHER	    2		 126,424   79,200
STARWOOD HOTELS & RESORTS	COM	85590A401   3,561   62,078	SH  	OTHER	    2		  39,836   22,242
STRATEGIC HOTELS & RESORTS	COM	86272T106   1,438  224,600	SH 	OTHER	    2		 158,400   66,200
SUNSTONE HOTEL INVESTORS INC	COM	867892101   1,854  173,150	SH  	OTHER	    2		 118,987   54,163
TANGER FACTORY OUTLET CENTER	COM	875465106   2,955   86,402	SH  	OTHER	    2		  63,352   23,050
TAUBMAN CENTERS INC		COM	876664103     439    5,576	SH  	OTHER	    1		   5,576   -
THE MACERICH CO			COM	554382101   4,653   79,813	SH  	OTHER	    2		  53,247   26,566
UDR INC				COM	902653104     956   40,200	SH  	OTHER	    1		  40,200   -
VENTAS INC			COM	92276F100   7,919  122,366	SH  	OTHER	    2		  84,414   37,952
VORNADO REALTY TRUST		COM	929042109   2,700   33,714	SH  	OTHER	    1		  33,714   -
